UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

MILLER INCOME OPPORTUNITY TRUST

FORM N-Q

JUNE 30, 2016

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited)	June 30, 2016

SECURITY		SHARES	VALUE
COMMON STOCKS - 58.0%
CONSUMER DISCRETIONARY - 4.7%
Media - 4.7%
New Media Investment Group Inc.		225,000	$4,065,750

FINANCIALS - 44.0%
Capital Markets - 12.5%
Apollo Global Management LLC, Class A Shares		135,000	2,045,250
Arlington Asset Investment Corp., Class A Shares		130,000	1,691,300
BGC Partners Inc., Class A Shares		226,400	1,971,944
Carlyle Group LP		70,000	1,136,100
Fortress Investment Group LLC, Class A Shares		500,000	2,210,000
JMP Group LLC		300,000	1,629,000

Total Capital Markets			10,683,594

Diversified Financial Services - 1.8%
Compass Diversified Holdings		90,000	1,493,100

Real Estate Investment Trusts (REITs) - 29.7%
American Capital Agency Corp.		116,000	2,299,120
Chimera Investment Corp.		210,000	3,297,000
Communications Sales & Leasing Inc.		33,940	980,866
CYS Investments Inc.		230,000	1,925,100
MGM Growth Properties LLC, Class A Shares		75,000	2,001,000
New Residential Investment Corp.		207,750	2,875,260
NorthStar Realty Finance Corp.		251,450	2,874,073
Pennymac Mortgage Investment Trust		140,000	2,272,200
Starwood Property Trust Inc.		145,200	3,008,544
VEREIT Inc.		385,000	3,903,900

Total Real Estate Investment Trusts (REITs)			25,437,063

TOTAL FINANCIALS			37,613,757

INDUSTRIALS - 3.4%
Trading Companies & Distributors - 3.4%
Fortress Transportation & Infrastructure Investors LLC		313,000	2,876,470

INFORMATION TECHNOLOGY - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Seagate Technology PLC		67,000	1,632,120

MATERIALS - 2.1%
Chemicals - 2.1%
OCI Partners LP		242,000	1,827,100

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Frontier Communications Corp.		325,000	1,605,500

TOTAL COMMON STOCKS (Cost - $57,119,564)			49,620,697

	RATE
CONVERTIBLE PREFERRED STOCKS - 6.5%
CONSUMER DISCRETIONARY - 3.4%
Household Durables - 3.4%
William Lyon Homes	6.500%	35,000	2,925,650

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
Frontier Communications Corp.	11.125%	28,000	2,654,960

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $6,012,500)			5,580,610

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 9.9%
FINANCIALS - 9.9%
Capital Markets - 9.9%
Capitala Finance Corp.			173,500	$2,429,000	(a)
MVC Capital Inc.			142,600	1,146,504	(a)
Triangle Capital Corp.			184,278	3,571,308	(a)
TriplePoint Venture Growth BDC Corp.			122,711	1,299,509	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $9,810,629)				8,446,321

	RATE
PREFERRED STOCKS - 1.5%
FINANCIALS - 1.5%
Banks - 0.7%
Popular Inc.	8.250%		27,000	631,800

Real Estate Investment Trusts (REITs) - 0.8%
NorthStar Realty Finance Corp.	8.750%		26,000	650,260

TOTAL PREFERRED STOCKS (Cost - $1,291,332)				1,282,060

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 2.2%
INFORMATION TECHNOLOGY - 2.2%
Internet Software & Services - 2.2%
Blucora Inc., Senior Bonds (Cost - $1,773,840)	4.250%	4/1/19	$2,000,000	1,840,000

CORPORATE BONDS & NOTES - 20.1%
CONSUMER STAPLES - 1.1%
Personal Products - 1.1%
Avon Products Inc., Senior Notes	6.500%	3/1/19	1,000,000	925,000

ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	1,000,000	715,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	500,000	353,750
Chesapeake Energy Corp., Senior Notes	6.500%	8/15/17	2,250,000	2,109,375

TOTAL ENERGY				3,178,125

FINANCIALS - 2.0%
Insurance - 2.0%
Genworth Holdings Inc., Senior Notes	7.200%	2/15/21	2,000,000	1,685,000

HEALTH CARE - 2.0%
Pharmaceuticals - 2.0%
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	2,000,000	1,705,000	(b)

INDUSTRIALS - 6.3%
Airlines - 4.7%
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	7.960%	1/20/18	986,250	750,142
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	6.820%	1/30/19	4,055,817	3,305,491	(c)

Total Airlines				4,055,633

Commercial Services & Supplies - 1.6%
Quad Graphics Inc., Senior Notes	7.000%	5/1/22	1,500,000	1,323,750

TOTAL INDUSTRIALS				5,379,383

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 2.9%
Chemicals - 2.9%
Platform Specialty Products Corp., Senior Bonds	10.375%	5/1/21	$2,500,000	$2,518,750	(b)

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Windstream Services LLC, Senior Notes	7.500%	4/1/23	2,000,000	1,785,000

TOTAL CORPORATE BONDS & NOTES (Cost - $16,136,921)				17,176,258

TOTAL INVESTMENTS - 98.2% (Cost - $92,144,786#)				83,945,946
Other Assets in Excess of Liabilities - 1.8%				1,573,760

TOTAL NET ASSETS - 100.0%				$85,519,706

(a)	Security is a business development company (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

BDC	— Business Development Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Miller Income Opportunity Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset- backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$49,620,697	—	—	$49,620,697
Convertible Preferred Stocks:
Consumer Discretionary	—	$2,925,650	—	2,925,650
Telecommunication Services	2,654,960	—	—	2,654,960
Investments in Underlying Funds	8,446,321	—	—	8,446,321
Preferred Stocks	1,282,060	—	—	1,282,060
Convertible Bonds & Notes	—	1,840,000	—	1,840,000
Corporate Bonds & Notes:
Industrials	—	2,073,892	$3,305,491	5,379,383
Other Corporate Bonds & Notes	—	11,796,875	—	11,796,875

Total Investments	$62,004,038	$18,636,417	$3,305,491	$83,945,946

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2016, securities valued at $2,925,650 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CONVERTIBLE PREFERRED STOCKS		CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INFORMATION TECHNOLOGY	INDUSTRIALS	TOTAL
Balance as of September 30, 2015	$2,886,000	$1,320,000	—	$4,206,000
Accrued premiums/discounts	—	—	—	—
Realized gain (loss)	—	(2,344,007)	—	(2,344,007)
Change in unrealized appreciation (depreciation)[1]	(727,600)	427,500	—	(300,100)
Purchases	767,250	910,000	—	1,677,250
Sales	—	(313,493)	—	(313,493)
Transfers into Level 3[2]	—	—	$3,305,491	3,305,491
Transfers out of Level 3[3]	(2,925,650)	—	—	(2,925,650)

Balance as of June 30, 2016	—	—	$3,305,491	$3,305,491

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[1]	—	—	—	—

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,629,032
Gross unrealized depreciation	(12,827,872)

Net unrealized depreciation	$(8,198,840)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016